Series A preferred stock (Details) - USD ($)		1 Months Ended
	Dec. 08, 2023	Oct. 28, 2024	Dec. 31, 2024	Dec. 31, 2023
Series A Preferred Stock [Member]
Series A preferred stock (Details) [Line Items]
Preferred Stock, Shares Authorized		3,000,000	3,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)		$ 25
Preferred Stock, Conversion Basis		The Series A Shares may be converted into shares of common stock by dividing the stated value by $4.00 (the “Conversion Price”). The Series A Shares may be converted at the option of the holder at any time, or mandatorily by the Company if certain conditions set forth in the Certificate of Designation are met. Unless prior conversion has occurred, shares of Series A Preferred Stock will be redeemed by the Company, using Common Stock, or cash, 1/36th of the remaining amounts monthly beginning in January 2025. The cash redemption shall be at 105% of the original price of Series A Preferred Stock (as adjusted) whereas Common Stock redemption shall be at a 10% discount to the average of the five lowest closing prices over a 30-trading day period. The Company intends to accrue the redemption shares monthly and issue any shares to be used thereunder quarterly to reduce its expense.
Percentage of Preferred Stock Based on Present Value of Future Expected Cash Flows Using Discount Rate		10.00%
Stock Issued During Period, Shares, New Issues		539,792
Series D Preferred Stock [Member]
Series A preferred stock (Details) [Line Items]
Preferred Stock, Shares Authorized			10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.01	$ 0.01
Stock Issued During Period, Shares, New Issues	655
Series E Preferred Stock [Member]
Series A preferred stock (Details) [Line Items]
Preferred Stock, Shares Authorized			10,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.01	$ 0.01
Exchange for Bridge Notes [Member] | Series A Preferred Stock [Member]
Series A preferred stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		23,206
Percentage of preferred stock based on present value of future expected cash flows using a discount rate		10.00%
Preferred Stock Initial Liabillity (in Dollars)		$ 551,246
Exchange for Settlement [Member] | Series A Preferred Stock [Member]
Series A preferred stock (Details) [Line Items]
Percentage of preferred stock based on present value of future expected cash flows using a discount rate		10.00%
Preferred Stock Initial Liabillity (in Dollars)		$ 12,778,960
Exchange for Settlement [Member] | Series D Preferred Stock [Member]
Series A preferred stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		125,000
Exchange for Settlement [Member] | Series E Preferred Stock [Member]
Series A preferred stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		11,724